Transactions and Balances with Related Parties (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2021 USD ($)
Transactions and Balances with Related Parties (Details) [Line Items]
Interest amount	$ 915,553	$ 858,510
Loan	521,208	506,354
Interest	120,494	93,816
Value added tax payables	18,596	14,279
Balance amount	660,298	614,449
IndustriasChSabdecvMember | USD [Member]
Transactions and Balances with Related Parties (Details) [Line Items]
Loan			$ 25,400
Industrias CH, S.A.B. de C.V. [Member]
Transactions and Balances with Related Parties (Details) [Line Items]
Loan	186,752	186,752
Interest	59,054	49,404
Value added tax payables	9,449	7,905
Balance amount	255,255	244,061
Perfiles Comerciales Sigosa, S.A. de C.V. [Member]
Transactions and Balances with Related Parties (Details) [Line Items]
Balance amount	$ 154,605
Amount received		$ 150,233	$ 7,536,068